Label	Element	Value
Innovator International Developed Power Buffer ETF™ - October | iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $0.93 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.80%
Innovator International Developed Power Buffer ETF™ - October | iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $93.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Innovator International Developed Power Buffer ETF™ - October | iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $106.34 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Innovator International Developed Power Buffer ETF™ - October | iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $79.36 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)